Marketable Securities and Strategic Investments - Summary of the Company's marketable securities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities and Strategic Investments
Amortized Cost Basis	$ 101,391	$ 63,923
Unrealized Gains		7
Unrealized Losses	(96)	(15)
Fair Value	101,295	63,915	$ 0
Corporate debt securities
Marketable Securities and Strategic Investments
Amortized Cost Basis	48,100	52,242
Unrealized Gains		7
Unrealized Losses	(39)
Fair Value	48,061	52,249
Government debt securities
Marketable Securities and Strategic Investments
Amortized Cost Basis	53,291	11,681
Unrealized Gains
Unrealized Losses	(57)	(15)
Fair Value	$ 53,234	$ 11,666